Item 1. Schedule of Investments:
--------------------------------
Putnam Capital Appreciation Fund

QUARTERLY PORTFOLIO HOLDINGS

8-31-04



Putnam Capital Appreciation Fund
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
August 31, 2004

Common stocks (99.2%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Aerospace and Defense (2.9%)
-----------------------------------------------------------------------------------------------------------
         35,320  United Defense Industries, Inc. (NON)                                           $1,350,284
        212,900  United Technologies Corp.                                                       19,993,439
                                                                                              -------------
                                                                                                 21,343,723
Airlines (0.3%)
-----------------------------------------------------------------------------------------------------------
         62,500  ExpressJet Holdings, Inc. (NON)(S)                                                 671,875
        287,093  Mesa Air Group, Inc. (NON)(S)                                                    1,838,831
                                                                                              -------------
                                                                                                  2,510,706
Automotive (1.0%)
-----------------------------------------------------------------------------------------------------------
         55,450  American Axle & Manufacturing Holdings,
                 Inc.(S)                                                                          1,879,201
        116,151  Autoliv, Inc.                                                                    4,907,380
         10,100  Tenneco Automotive, Inc. (NON)                                                     135,744
                                                                                              -------------
                                                                                                  6,922,325
Banking (8.0%)
-----------------------------------------------------------------------------------------------------------
        554,000  Commerce Bancorp, Inc.(S)                                                       29,068,380
         63,594  Compass Bancshares, Inc.(S)                                                      2,941,223
         43,200  Doral Financial Corp.                                                            1,756,944
         12,300  FirstFed Financial Corp. (NON)(S)                                                  560,880
         32,600  R&G Financial Corp. Class B                                                      1,127,308
         67,600  TCF Financial Corp.(S)                                                           4,300,036
        582,500  U.S. Bancorp                                                                    17,183,750
         19,843  Westamerica Bancorp.(S)                                                          1,046,520
                                                                                              -------------
                                                                                                 57,985,041
Beverage (1.5%)
-----------------------------------------------------------------------------------------------------------
        235,500  Coca-Cola Co. (The)                                                             10,529,205

Biotechnology (0.2%)
-----------------------------------------------------------------------------------------------------------
         27,200  Amylin Pharmaceuticals, Inc. (NON)(S)                                              538,288
         13,300  Connetics Corp. (NON)                                                              341,145
         10,225  Neurocrine Biosciences, Inc. (NON)(S)                                              508,898
         22,100  Telik, Inc. (NON)(S)                                                               418,574
                                                                                              -------------
                                                                                                  1,806,905
Chemicals (1.3%)
-----------------------------------------------------------------------------------------------------------
        152,361  Georgia Gulf Corp.(S)                                                            5,782,100
         58,300  MacDermid, Inc.(S)                                                               1,722,182
         31,500  OM Group, Inc. (NON)(S)                                                          1,072,575
         49,800  RPM, Inc.                                                                          787,338
                                                                                              -------------
                                                                                                  9,364,195
Commercial and Consumer Services (3.1%)
-----------------------------------------------------------------------------------------------------------
         74,800  Administaff, Inc. (NON)(S)                                                         759,968
         76,500  Catalina Marketing Corp.(S)                                                      1,721,250
        264,500  Iron Mountain, Inc. (NON)(S)                                                     8,154,535
         37,667  Maximus, Inc. (NON)(S)                                                           1,095,733
          3,400  Washington Group International, Inc.
                 (NON)(S)                                                                           119,612
         55,508  West Corp. (NON)(S)                                                              1,430,996
        327,000  Yahoo!, Inc. (NON)(S)                                                            9,322,770
                                                                                              -------------
                                                                                                 22,604,864
Communications Equipment (4.1%)
-----------------------------------------------------------------------------------------------------------
        150,500  Aspect Communications Corp. (NON)                                                1,288,280
         47,475  Belden CDT, Inc.(S)                                                                950,924
      1,029,800  Cisco Systems, Inc. (NON)                                                       19,319,048
        170,700  Coinstar, Inc. (NON)(S)                                                          3,366,204
         78,057  Inter-Tel, Inc.(S)                                                               1,557,237
        288,564  PTEK Holdings, Inc. (NON)(S)                                                     2,472,993
         39,400  SeaChange Inernational, Inc. (NON)(S)                                              602,032
                                                                                              -------------
                                                                                                 29,556,718
Computers (2.2%)
-----------------------------------------------------------------------------------------------------------
        107,100  Checkpoint Systems, Inc. (NON)                                                   1,617,210
      1,204,300  EMC Corp. (NON)                                                                 12,970,311
         70,600  Satyam Computer Services., Ltd. ADR
                 (India)(S)                                                                       1,385,172
                                                                                              -------------
                                                                                                 15,972,693
Conglomerates (2.9%)
-----------------------------------------------------------------------------------------------------------
        674,700  Tyco International, Ltd. (Bermuda)(S)                                           21,131,604

Consumer Finance (4.1%)
-----------------------------------------------------------------------------------------------------------
        208,133  Capital One Financial Corp.                                                     14,103,092
         47,600  CompuCredit Corp. (NON)                                                            895,356
      1,012,904  Providian Financial Corp. (NON)                                                 14,626,334
                                                                                              -------------
                                                                                                 29,624,782
Consumer Goods (1.1%)
-----------------------------------------------------------------------------------------------------------
        218,600  Hasbro, Inc.(S)                                                                  4,050,658
        132,975  Yankee Candle Co., Inc. (The) (NON)(S)                                           3,604,952
                                                                                              -------------
                                                                                                  7,655,610
Electric Utilities (0.9%)
-----------------------------------------------------------------------------------------------------------
         50,700  Avista Corp.(S)                                                                    906,516
         47,200  Great Plains Energy, Inc.(S)                                                     1,423,552
        110,028  OGE Energy Corp.(S)                                                              2,860,728
         57,912  Puget Energy, Inc.                                                               1,326,764
                                                                                              -------------
                                                                                                  6,517,560
Electronics (5.3%)
-----------------------------------------------------------------------------------------------------------
      1,098,187  Agere Systems, Inc. Class A (NON)                                                1,328,806
              4  Integrated Circuit Systems, Inc.
                 (NON)(S)                                                                                88
        168,900  Integrated Device Technology, Inc. (NON)                                         1,808,919
        663,000  Intel Corp.(S)                                                                  14,115,270
         33,100  Omnivision Technologies, Inc. (NON)(S)                                             345,233
        724,600  SanDisk Corp. (NON)(S)                                                          16,919,410
        135,599  Storage Technology Corp. (NON)(S)                                                3,288,276
         39,400  TTM Technologies, Inc. (NON)(S)                                                    371,542
                                                                                              -------------
                                                                                                 38,177,544
Engineering & Construction (0.4%)
-----------------------------------------------------------------------------------------------------------
         39,500  Eagle Materials, Inc.(S)                                                         2,563,945

Entertainment (0.3%)
-----------------------------------------------------------------------------------------------------------
        110,965  Regal Entertainment Group Class A(S)                                             2,043,975

Financial (6.4%)
-----------------------------------------------------------------------------------------------------------
        566,366  Citigroup, Inc.                                                                 26,381,328
        228,300  Fannie Mae(S)                                                                   16,996,935
         46,445  PMI Group, Inc. (The)(S)                                                         1,928,861
          6,589  Student Loan Corp.                                                                 947,169
                                                                                              -------------
                                                                                                 46,254,293
Food (0.1%)
-----------------------------------------------------------------------------------------------------------
         29,000  Chiquita Brands International, Inc.
                 (NON)(S)                                                                           546,360

Forest Products and Packaging (0.4%)
-----------------------------------------------------------------------------------------------------------
         52,800  Albany International Corp.(S)                                                    1,539,120
         55,400  Louisiana-Pacific Corp.(S)                                                       1,368,380
                                                                                              -------------
                                                                                                  2,907,500
Health Care Services (5.6%)
-----------------------------------------------------------------------------------------------------------
         17,000  Apria Healthcare Group, Inc. (NON)(S)                                              480,080
        492,800  Cardinal Health, Inc.                                                           22,274,560
         70,747  Community Health Systems, Inc. (NON)                                             1,768,675
        115,200  Express Scripts, Inc. Class A (NON)                                              7,280,640
        139,297  Health Net, Inc. (NON)(S)                                                        3,613,364
        150,121  Manor Care, Inc.                                                                 4,604,211
         11,100  WellChoice, Inc. (NON)                                                             395,715
                                                                                              -------------
                                                                                                 40,417,245
Homebuilding (3%)
-----------------------------------------------------------------------------------------------------------
         91,400  Champion Enterprises, Inc. (NON)(S)                                                880,182
         42,700  Lennar Corp.                                                                     1,943,277
         10,865  NVR, Inc. (NON)(S)                                                               5,456,946
        139,400  Pulte Homes, Inc.(S)                                                             8,217,630
         59,491  Ryland Group, Inc.(S)                                                            5,244,132
                                                                                              -------------
                                                                                                 21,742,167
Household Furniture and Appliances (0.1%)
-----------------------------------------------------------------------------------------------------------
         28,300  La-Z-Boy, Inc.(S)                                                                  436,952

Insurance (3.8%)
-----------------------------------------------------------------------------------------------------------
         17,050  Delphi Financial Group Class A                                                     670,406
        146,800  Everest Re Group, Ltd. (Barbados)                                               10,299,488
         62,728  IPC Holdings, Ltd. (Bermuda)(S)                                                  2,276,399
         68,807  Odyssey Re Holdings Corp.(S)                                                     1,509,626
         60,383  Radian Group, Inc.                                                               2,674,967
        106,552  RenaissanceRe Holdings, Ltd. (Bermuda)                                           5,127,282
         61,500  Stewart Information Services                                                     2,247,210
         59,350  W.R. Berkley Corp.                                                               2,396,553
                                                                                              -------------
                                                                                                 27,201,931
Investment Banking/Brokerage (2.6%)
-----------------------------------------------------------------------------------------------------------
         28,150  Affiliated Managers Group (NON)(S)                                               1,380,758
         30,500  Eaton Vance Corp.(S)                                                             1,224,575
        198,700  Lehman Brothers Holdings, Inc.                                                  14,681,943
         84,955  Waddell & Reed Financial, Inc.(S)                                                1,846,922
                                                                                              -------------
                                                                                                 19,134,198
Leisure (0.1%)
-----------------------------------------------------------------------------------------------------------
         22,900  Winnebago Industries, Inc.(S)                                                      719,060

Lodging/Tourism (0.1%)
-----------------------------------------------------------------------------------------------------------
         73,600  Prime Hospitality Corp. (NON)(S)                                                   884,672

Machinery (0.9%)
-----------------------------------------------------------------------------------------------------------
         10,200  Manitowoc Co., Inc. (The)                                                          338,232
        171,942  Terex Corp. (NON)                                                                6,212,264
                                                                                              -------------
                                                                                                  6,550,496
Manufacturing (0.7%)
-----------------------------------------------------------------------------------------------------------
        100,400  Acuity Brands, Inc.                                                              2,310,204
        129,600  Flowserve Corp. (NON)                                                            2,973,024
                                                                                              -------------
                                                                                                  5,283,228
Medical Technology (2.5%)
-----------------------------------------------------------------------------------------------------------
         64,600  American Medical Systems Holdings, Inc.
                 (NON)(S)                                                                         2,038,776
         27,100  Atherogenics, Inc. (NON)(S)                                                        455,009
         57,572  C.R. Bard, Inc.                                                                  3,229,789
         26,100  Epix Medical, Inc. (NON)(S)                                                        518,085
        182,700  Medtronic, Inc.                                                                  9,089,325
         49,100  Sybron Dental Specialties, Inc. (NON)(S)                                         1,368,908
         32,100  Ventana Medical Systems, Inc. (NON)(S)                                           1,562,949
                                                                                              -------------
                                                                                                 18,262,841
Metals (0.3%)
-----------------------------------------------------------------------------------------------------------
         48,300  Carpenter Technology Corp.(S)                                                    2,139,690

Natural Gas Utilities (0.5%)
-----------------------------------------------------------------------------------------------------------
         58,300  Energen Corp.(S)                                                                 2,765,752
         42,500  MDU Resources Group, Inc.                                                        1,078,225
                                                                                              -------------
                                                                                                  3,843,977
Office Equipment & Supplies (0.1%)
-----------------------------------------------------------------------------------------------------------
         12,100  United Stationers, Inc. (NON)                                                      498,157

Oil & Gas (5.4%)
-----------------------------------------------------------------------------------------------------------
         82,000  Cabot Oil & Gas Corp. Class A (S)                                                3,313,620
         34,000  Comstock Resources, Inc. (NON)                                                     626,620
        186,148  Denbury Resources, Inc. (Canada)
                 (NON)(S)                                                                         4,076,641
        578,400  ExxonMobil Corp.                                                                26,664,240
          6,300  Giant Industries, Inc. (NON)                                                       140,490
        206,900  Meridian Resource Corp. (NON)                                                    1,570,371
         48,437  Noble Energy, Inc.                                                               2,493,537
                                                                                              -------------
                                                                                                 38,885,519
Pharmaceuticals (5.7%)
-----------------------------------------------------------------------------------------------------------
         74,100  Andrx Group (NON)(S)                                                             1,493,856
         78,435  Bradley Pharmaceuticals, Inc. (NON)(S)                                           1,890,284
        319,812  Johnson & Johnson                                                               18,581,077
        342,400  King Pharmaceuticals, Inc. (NON)                                                 4,266,304
        443,784  Pfizer, Inc. (SEG)                                                              14,498,423
         25,421  USANA Health Sciences, Inc. (NON)(S)                                               739,751
                                                                                              -------------
                                                                                                 41,469,695
Real Estate (1.3%)
-----------------------------------------------------------------------------------------------------------
          5,500  Apartment Investment & Management Co.
                 Class A (R)(S)                                                                     195,250
         69,000  National Health Investors, Inc. (R)(S)                                           1,989,960
         80,600  Nationwide Health Properties, Inc.
                 (R)(S)                                                                           1,636,180
         33,700  Redwood Trust, Inc. (R)(S)                                                       1,990,322
        118,900  Senior Housing Properties Trust (R)                                              2,080,750
         87,000  Trizec Properties, Inc. (R)                                                      1,470,300
                                                                                              -------------
                                                                                                  9,362,762
Restaurants (0.1%)
-----------------------------------------------------------------------------------------------------------
         46,700  Lone Star Steakhouse & Saloon, Inc.(S)                                           1,082,973

Retail (9.2%)
-----------------------------------------------------------------------------------------------------------
         68,900  Abercrombie & Fitch Co. Class A                                                  1,929,200
        186,700  AutoZone, Inc. (NON)(S)                                                         13,827,002
         35,100  Claire's Stores, Inc.                                                              854,334
        355,800  Family Dollar Stores, Inc.                                                       9,410,910
         17,663  Handleman Co.                                                                      372,689
        433,800  Lowe's Cos., Inc.                                                               21,559,860
         82,900  Michaels Stores, Inc.(S)                                                         4,752,657
        133,300  Movie Gallery, Inc.(S)                                                           2,398,067
        157,875  Rent-A-Center, Inc. (NON)(S)                                                     4,752,038
         36,800  ShopKo Stores, Inc. (NON)(S)                                                       622,656
        227,287  Supervalu, Inc.                                                                  5,991,285
                                                                                              -------------
                                                                                                 66,470,698
Software (4.3%)
-----------------------------------------------------------------------------------------------------------
        319,826  BMC Software, Inc. (NON)                                                         4,787,795
        321,537  Citrix Systems, Inc. (NON)                                                       5,115,654
        780,200  Microsoft Corp.                                                                 21,299,460
                                                                                              -------------
                                                                                                 31,202,909
Staffing (0.1%)
-----------------------------------------------------------------------------------------------------------
         79,600  AMN Healthcare Services, Inc. (NON)(S)                                             920,176

Technology Services (1.3%)
-----------------------------------------------------------------------------------------------------------
         66,800  Acxiom Corp.(S)                                                                  1,500,996
         19,923  Mercury Computer Systems, Inc. (NON)(S)                                            538,319
         30,800  Transaction Systems Architects, Inc.
                 (NON)                                                                              524,832
        321,100  United Online, Inc. (NON)                                                        3,076,138
        227,123  VeriSign, Inc. (NON)                                                             3,942,855
                                                                                              -------------
                                                                                                  9,583,140
Telecommunications (1.6%)
-----------------------------------------------------------------------------------------------------------
         10,632  Commonwealth Telephone Enterprises, Inc.
                 (NON)(S)                                                                           461,960
        476,500  Nextel Communications, Inc. Class A
                 (NON)                                                                           11,050,035
         28,000  Primus Telecommunications GP (NON)(S)                                               50,680
                                                                                              -------------
                                                                                                 11,562,675
Textiles (0.3%)
-----------------------------------------------------------------------------------------------------------
         94,621  Wolverine World Wide, Inc. (S)                                                   2,282,259

Tire & Rubber (0.2%)
-----------------------------------------------------------------------------------------------------------
         68,100  Cooper Tire & Rubber (S)                                                         1,541,784

Tobacco (2.9%)
-----------------------------------------------------------------------------------------------------------
        424,100  Altria Group, Inc.                                                              20,759,695
                                                                                              -------------
                 Total Common stocks  (cost $716,877,241)                                      $718,258,447

Short-term investments (19.1%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $133,284,160 Short-term investments held as
                 collateral for loaned securities with
                 yields ranging from 1.52% to 1.71% and
                 due dates ranging from September 1, 2004
                 to September 24, 2004. (d)                                                    $133,247,474
      5,070,542  Putnam Prime Money Market Fund (e)                                               5,070,542
                                                                                              -------------
                 Total Short-term investments  (cost $138,318,016)                             $138,318,016
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $855,195,257) (b)                                     $856,576,463
-----------------------------------------------------------------------------------------------------------



Futures contracts outstanding at August 31, 2004
-------------------------------------------------------------------------
                                                            Unrealized
                               Aggregate    Expiration     appreciation/
                  Value       face value       date       (depreciation)
-------------------------------------------------------------------------

Russell 2000
Index (Long)   $1,918,350     $2,037,232                    $(118,882)
S&P 500
Index (Long)      552,050        548,433                        3,617
-------------------------------------------------------------------------
                                                            $(115,265)


      NOTES

  (a) Percentages indicated are based on net assets of $724,001,774.

  (b) The aggregate identified cost on a tax basis is $860,591,166, resulting in gross unrealized appreciation and depreciation of $41,326,449 and $45,341,152, respectively, or net unrealized depreciation of $4,014,703.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at August 31, 2004.

  (R) Real Estate Investment Trust.

  (S) Securities on loan, in part or in entirety, at August 31, 2004

  (d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At August 31, 2004, the value of securities loaned amounted to $129,391,004. The fund received cash collateral of $133,247,474 which is pooled with collateral of other Putnam funds into 20 issuers of high grade short-term investments.

  (e) The fund invests in the Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Management. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $14,939 for the period ended August 31, 2004.

      ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities on deposit with a custodian bank.

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported- as in the case of some securities traded over-the-counter- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

      Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

      Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

      The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

      If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received, is recorded as an addition to cost of investments.

      Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com.


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: October 27, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: October 27, 2004



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: October 27, 2004